Short Term Loans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 25, 2012	Dec. 31, 2013 Minimum	Sep. 05, 2012 Loan A	Sep. 05, 2012 Loan B
Short-term Debt [Line Items]
Proceeds from short-term borrowing	$ 15,350	$ 15,350	$ 5,350		$ 5,000	$ 5,000
Maturity period of loans				1 year
Annual interest rate	2.00%